Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Collateral pledged	$ 7.3	$ 12.9